Income taxes (Tables)	6 Months Ended
Jun. 30, 2021
Income taxes
Schedule of income tax expense

	For the three months ended		For the six months ended
	June 30,		June 30,
	2021		2021	2020
Current income tax expense	$15.2	10.1	$37.3	$24.5
Deferred income tax expense (recovery)	14.2	1.4	11.9	(57.9)
Income tax expense (recovery)	$29.4	$11.5	$49.2	$(33.4)